Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Deferred income tax assets
Deferred income tax liabilities	(889)	(825)
Net deferred income tax liabilities	$ (889)	$ (825)